Concentration, Credit and Other Risks (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Concentration, Credit and Other Risks
Schedule of cash and time deposits

	September 30,	December 31,
	2019	2018
RMB denominated bank deposits with financial institutions in the PRC	$110,005	$1,523,622
US dollar denominated bank deposits with financial institutions in the PRC	$30,666	$133,053
HKD denominated bank deposits with financial institutions in Hong Kong Special Administrative Region (“HK SAR”)	$17,985	$13,133
US dollar denominated bank deposits with financial institutions in Hong Kong Special Administrative Region (“HK SAR”)	$13,708	$44,182
US dollar denominated bank deposits with financial institutions in Singapore (“Singapore”)	$569,707	$697,099
SGD denominated bank deposits with financial institutions in Singapore	$70,432	—
US dollar denominated bank deposits with financial institutions in The United States of America (“USA”)	$874,093	$695,155
Total	$1,686,596	$3,106,244

	December 31,
	2018	2017
RMB denominated bank deposits with financial institutions in the PRC	$1,523,622	$693,584
US dollar denominated bank deposits with financial institutions in the PRC	$133,053	$628,481
HKD denominated bank deposits with financial institutions in Hong Kong Special Administrative Region (“HK SAR”)	$13,133	$17,508
US dollar denominated bank deposits with financial institutions in Hong Kong Special Administrative Region (“HK SAR”)	$44,182	$1,505,271
US dollar denominated bank deposits with financial institutions in Singapore (“Singapore”)	$697,099	$1,033,769
US dollar denominated bank deposits with financial institutions in The United States of America (“USA”)	$695,155	$3,698,704
Total	$3,106,244	$7,577,317